UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13(F)COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    American Express Company
Address: 200 Vesey Street
         New York, New York 10285

Form 13F File Number:  28-698

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Daniel T. Henry
Title:    Comptroller
Phone:    212-640-5478

Signature, Place, and Date of Signing:


/s/ Daniel T. Henry   New York, New York         May 5, 1999
-------------------   ------------------         -----------
[Signature]           [City, State]              [Date]

Report Type (Check only one.):

[   ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[ X ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number     Name
--------------------     --------------------------------------------------
28-139                   American Express Financial Corporation
28-1151                  American Express Trust Company
28-2069                  IDS Advisory Group, Inc.
28-192                   IDS Bond Fund, Inc.
28-140                   IDS Certificate Company
28-1075                  IDS Discovery Fund, Inc.
28-1411                  IDS Extra Income Fund, Inc.
28-2177                  IDS Fund Management Limited
                         IDS Global Growth Fund, Inc.
28-2589                  IDS Global Series, Inc.
28-1547                  IDS International Fund, Inc.
28-1913                  IDS International, Inc.
28-1131                  IDS Life Capital Resource Fund, Inc.
28-143                   IDS Life Insurance Company
28-1837                  IDS Life Managed Fund, Inc.
28-1835                  IDS Life Series Fund, Inc. - Equity Portfolio
28-1835                  IDS Life Series Fund, Inc. - Managed Portfolio
28-2178                  IDS Life Special Income Fund, Inc.
28-144                   IDS Life Variable Annuity Fund A
28-145                   IDS Life Variable Annuity Fund B
28-1546                  IDS Managed Retirement Fund, Inc.
28-2748                  IDS Market Advantage Series, Inc.
28-199                   IDS Investment Series, Inc.
28-198                   IDS New Dimensions Fund, Inc.
28-1578                  IDS Precious Metals Fund, Inc.
28-197                   IDS Selective Fund, Inc.
28-195                   IDS Stock Fund, Inc.
28-1473                  IDS Strategy Fund, Inc.
28-2374                  IDS Utilities Income Fund, Inc.
                         IDS Life International Equity Fund
                         IDS Life Aggressive Growth Fund
                         IDS Diversified Equity Income Fund
                         American Partners Life
                         Shearson Insurance - Marketing Reinsurance Company

                              FORM 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     8
Form 13F Information Table Value Total:     $5193 (thousands)



List of Other Included Managers:            NONE

                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------- ------- --------- ------
Cytel Corporation              COM              23282E100       56    20310  SH      SOLE                    20310         0      0
DMI Furniture, Inc.            COM              233230101        7     1758  SH      SOLE                     1758         0      0
First Data Corporation         COM              319963104        0        0  SH      SOLE                        0         0      0
General Re Corp.               COM              370563108        0        0  SH      SOLE                        0         0      0
Granite Broadcasting Corp.     COM              387241102       57     8566  SH      SOLE                        0         0   8566
International Aluminum, Inc.   COM              458884103        0        1  SH      SOLE                        1         0      0
Photocomm, Inc.                COM              719319105        8     5574  SH      SOLE                     5574         0      0
Washington Mutual, Inc.        COM              939322103     5065   123910  SH      SOLE                   123910         0      0